Aristotle Ultra Short Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

CORPORATE BONDS - 63.8%	Par	Value
Communications - 2.9%
NTT Finance Corp.
1.16%, 04/03/2026 (a)	$200,000	$198,538
5.07% (SOFR + 1.08%), 07/16/2028 (a)	200,000	202,123
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028 (a)	495,000	499,446
		900,107

Consumer Discretionary - 14.0%
American Airlines 2015-2 Class AA Pass Through Trust, 3.60%, 09/22/2027	687,393	681,225
American Airlines 2016-2 Class AA Pass Through Trust, 3.20%, 06/15/2028	555,275	543,480
American Airlines 2016-3 Class A Pass Through Trust, Series 2016-3, 3.25%, 10/15/2028	286,580	275,242
American Airlines 2016-3 Class AA Pass Through Trust, Series 2016-3, 3.00%, 10/15/2028	229,472	222,066
British Airways 2019-1 Class A Pass Through Trust, Series PTT, 3.35%, 06/15/2029 (a)	225,311	219,339
Delta Air Lines 2015-1 Class AA Pass Through Trust, Series 2015-1, 3.63%, 07/30/2027	358,012	354,150
General Motors Financial Co., Inc., 5.25%, 03/01/2026	100,000	100,080
Hyundai Capital America
1.30%, 01/08/2026 (a)	100,000	99,953
5.50%, 03/30/2026 (a)	100,000	100,333
Las Vegas Sands Corp., 5.90%, 06/01/2027	150,000	153,069
United Airlines 2014-1 Class A Pass Through Trust, Series A, 4.00%, 04/11/2026	857,815	857,770
United Airlines 2014-2 Class A Pass Through Trust, Series A, 3.75%, 09/03/2026	679,104	678,521
		4,285,228

Consumer Staples - 1.6%
Philip Morris International, Inc., 4.75% (SOFR + 0.83%), 04/28/2028	500,000	502,959

Energy - 2.5%
Energy Transfer LP, 4.75%, 01/15/2026	150,000	150,028
Enterprise Products Operating LLC, 5.05%, 01/10/2026	400,000	400,008
MPLX LP, 1.75%, 03/01/2026	200,000	199,225
		749,261

Financials - 31.4%(b)
Air Lease Corp., 2.88%, 01/15/2026	200,000	199,895
Atlas Warehouse Lending Co. LP, 6.05%, 01/15/2028 (a)	250,000	258,063
Avolon Holdings Funding Ltd., 4.38%, 05/01/2026 (a)	200,000	200,077
Banco Santander SA
1.72% to 09/14/2026 then 1 yr. CMT Rate + 0.90%, 09/14/2027	200,000	196,644
5.03% (SOFR + 1.12%), 11/06/2030	400,000	400,254
Bank of America Corp.
5.93% to 09/15/2026 then SOFR + 1.34%, 09/15/2027	200,000	202,626
4.76% (SOFR + 0.83%), 01/24/2029	500,000	500,867
5.00% (SOFR + 1.11%), 05/09/2029	500,000	503,492
BNP Paribas SA, 1.32% to 01/13/2026 then SOFR + 1.00%, 01/13/2027 (a)	700,000	699,348
Citigroup, Inc., 4.72% (SOFR + 0.87%), 03/04/2029	250,000	250,366
Goldman Sachs Group, Inc.
1.54% to 09/10/2026 then SOFR + 0.82%, 09/10/2027	500,000	491,374
4.48% to 08/23/2027 then SOFR + 1.73%, 08/23/2028	300,000	302,156
HSBC Holdings PLC
5.89% to 08/14/2026 then SOFR + 1.57%, 08/14/2027	200,000	202,144
4.90% (SOFR + 1.03%), 03/03/2029	500,000	502,691
JPMorgan Chase & Co.
1.58% to 04/22/2026 then SOFR + 0.89%, 04/22/2027	475,000	471,482
4.74% (SOFR + 0.80%), 01/24/2029	700,000	701,696
LPL Holdings, Inc., 5.70%, 05/20/2027	200,000	203,959
MassMutual Global Funding II, 3.40%, 03/08/2026 (a)	200,000	199,788
Mitsubishi UFJ Financial Group, Inc., 1.54% to 07/20/2026 then 1 yr. CMT Rate + 0.75%, 07/20/2027	200,000	197,236
Morgan Stanley
5.05% to 01/28/2026 then SOFR + 1.30%, 01/28/2027	200,000	200,139
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027	1,000,000	985,933
New York Life Global Funding
4.82% (SOFR + 0.93%), 04/02/2026 (a)	100,000	100,180
4.33% (SOFR + 0.48%), 06/09/2026 (a)	400,000	400,446
Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.70%, 06/15/2026 (a)	300,000	296,612
UBS Group AG, 4.70% to 08/05/2026 then 1 yr. CMT Rate + 2.05%, 08/05/2027 (a)	600,000	602,190
VICI Properties LP / VICI Note Co., Inc., 3.75%, 02/15/2027 (a)	200,000	198,774
Wells Fargo & Co., 3.20% to 06/17/2026 then 3 mo. Term SOFR + 1.43%, 06/17/2027	100,000	99,611
		9,568,043

Industrials - 2.9%
Caterpillar Financial Services Corp., 4.33% (SOFR + 0.46%), 02/27/2026	200,000	200,128
John Deere Capital Corp., 4.44% (SOFR + 0.57%), 03/03/2026	100,000	100,071
Regal Rexnord Corp., 6.05%, 02/15/2026	300,000	300,594
Weir Group PLC, 2.20%, 05/13/2026 (a)	300,000	297,330
		898,123

Materials - 0.7%
Berry Global, Inc., 1.57%, 01/15/2026	200,000	199,803

Technology - 3.2%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)	300,000	294,598
Concentrix Corp., 6.65%, 08/02/2026	100,000	100,994
Dell International LLC / EMC Corp., 4.90%, 10/01/2026	100,000	100,479
Hewlett Packard Enterprise Co., 1.75%, 04/01/2026	100,000	99,363
Roper Technologies, Inc., 3.80%, 12/15/2026	250,000	249,602
TD SYNNEX Corp., 1.75%, 08/09/2026	120,000	118,244
		963,280

Utilities - 4.6%
Consolidated Edison Co. of New York, Inc., 4.40% (SOFR + 0.52%), 11/18/2027	200,000	200,394
KeySpan Gas East Corp., 2.74%, 08/15/2026 (a)	400,000	395,976
Pinnacle West Capital Corp., 4.67% (SOFR + 0.82%), 06/10/2026	243,000	243,442
Southern California Edison Co., 5.35%, 03/01/2026	300,000	300,558
Vistra Operations Co. LLC, 5.05%, 12/30/2026 (a)	250,000	251,912
		1,392,282
TOTAL CORPORATE BONDS (Cost $19,315,597)		19,459,086

ASSET-BACKED SECURITIES - 20.8%	Par	Value
Ally Auto Receivables Trust, Series 2022-2, Class A3, 4.76%, 05/17/2027	40,042	40,056
AmeriCredit Automobile Receivables Trust, Series 2025-1, Class A2A, 4.22%, 03/19/2029 (a)	400,000	400,327
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72%, 09/11/2028	78,974	76,604
Ford Credit Auto Owner Trust
Series 2024-A, Class A3, 5.09%, 12/15/2028	202,216	203,864
Series 2024-B, Class A2A, 5.40%, 04/15/2027	82,975	83,064
Series 2024-C, Class A2A, 4.32%, 08/15/2027	44,961	44,999
GM Financial Consumer Automobile Receivables Trust, Series 2024-3, Class A2A, 5.35%, 06/16/2027	34,680	34,697
GreenSky LLC, Series 2025-3A, Class A1, 4.34%, 12/27/2060 (a)	100,000	100,078
Hilton Grand Vacations, Inc., Series 2020-AA, Class A, 2.74%, 02/25/2039 (a)	15,470	15,178
Honda Auto Receivables Owner Trust, Series 2025-1, Class A2, 4.53%, 08/23/2027	203,756	204,194
Navient Student Loan Trust
Series 2015-BA, Class A3, 5.31% (1 mo. Term SOFR + 1.56%), 07/16/2040 (a)	226,633	227,281
Series 2018-EA, Class A2, 4.00%, 12/15/2059 (a)	103,797	103,683
Series 2019-BA, Class A2A, 3.39%, 12/15/2059 (a)	131,489	129,379
Series 2019-CA, Class A2, 3.13%, 02/15/2068 (a)	142,558	140,675
Series 2019-FA, Class A2, 2.60%, 08/15/2068 (a)	440,548	426,905
Series 2019-GA, Class A, 2.40%, 10/15/2068 (a)	393,258	381,823
Series 2020-2A, Class A1A, 1.32%, 08/26/2069 (a)	61,260	54,243
Series 2020-A, Class A2A, 2.46%, 11/15/2068 (a)	97,656	94,641
Series 2020-BA, Class A2, 2.12%, 01/15/2069 (a)	246,016	235,905
Series 2020-EA, Class A, 1.69%, 05/15/2069 (a)	186,721	176,630
Series 2020-FA, Class A, 1.22%, 07/15/2069 (a)	65,725	62,246
Series 2020-GA, Class A, 1.17%, 09/16/2069 (a)	327,881	303,199
Series 2020-HA, Class A, 1.31%, 01/15/2069 (a)	35,647	33,677
Series 2021-1A, Class A1B, 4.59% (30 day avg SOFR US + 0.71%), 12/26/2069 (a)	68,012	66,729
Series 2021-A, Class A, 0.84%, 05/15/2069 (a)	217,661	199,934
Series 2021-CA, Class A, 1.06%, 10/15/2069 (a)	441,125	404,215
Nissan Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.91%, 11/15/2027	89,026	89,244
Reach Financial LLC, Series 2025-1A, Class A, 4.96%, 08/16/2032 (a)	43,609	43,764
Santander Consumer USA Holdings, Inc.
Series 2023-5, Class A3, 6.02%, 09/15/2028	101,115	101,390
Series 2024-1, Class A3, 5.25%, 04/17/2028	15,858	15,862
Series 2025-1, Class A2, 4.76%, 08/16/2027	69,227	69,239
Series 2025-2, Class A2, 4.71%, 06/15/2028	211,336	211,622
Series 2025-3, Class A2, 4.63%, 10/16/2028	302,358	303,088
SMB Private Education Loan Trust
Series 2019-A, Class A2A, 3.44%, 07/15/2036 (a)	216,852	214,777
Series 2019-B, Class A2A, 2.84%, 06/15/2037 (a)	79,504	76,866
Series 2020-A, Class A2A, 2.23%, 09/15/2037 (a)	43,372	42,139
Series 2020-A, Class A2B, 4.69% (1 mo. Term SOFR + 0.94%), 09/15/2037 (a)	271,076	270,390
Series 2021-C, Class A2, 4.66% (1 mo. Term SOFR + 0.91%), 01/15/2053 (a)	205,010	202,503
SoFi Consumer Loan Program Trust, Series 2025-1, Class A, 4.80%, 02/27/2034 (a)	158,419	159,212
SoFi Professional Loan Program LLC
Series 2019-B, Class A2FX, 3.09%, 08/17/2048 (a)	80,509	79,253
Series 2020-A, Class A2FX, 2.54%, 05/15/2046 (a)	129,797	125,909
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A3, 3.76%, 04/15/2027	89,699	89,661
TOTAL ASSET-BACKED SECURITIES (Cost $6,332,653)		6,339,145

COLLATERALIZED LOAN OBLIGATIONS - 8.7%	Par	Value
Buttermilk Park CLO, Series 2018-1A, Class A1R, 4.98% (3 mo. Term SOFR + 1.08%), 10/15/2031 (a)	204,227	204,256
CIFC Funding Ltd., Series 2021-7A, Class AR, 4.95% (3 mo. Term SOFR + 1.09%), 01/23/2035 (a)	350,000	350,062
Dryden Senior Loan Fund, Series 2017-53A, Class AR, 4.90% (3 mo. Term SOFR + 1.00%), 01/15/2031 (a)	183,843	183,949
Magnetite CLO Ltd., Series 2020-25A, Class A, 5.32% (3 mo. Term SOFR + 1.46%), 01/25/2032 (a)	381,998	382,517
Neuberger Berman CLO Ltd.
Series 2021-42A, Class AR, 4.84% (3 mo. Term SOFR + 0.95%), 07/16/2036 (a)	250,000	249,842
Series 2021-43A, Class AR, 4.93% (3 mo. Term SOFR + 1.05%), 07/17/2036 (a)	1,000,000	999,791
Palmer Square Loan Funding Ltd., Series 2024-2A, Class A1N, 4.90% (3 mo. Term SOFR + 1.00%), 01/15/2033 (a)	295,756	295,893
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $2,664,470)		2,666,310

BANK LOANS - 1.3%	Par	Value
Consumer Discretionary - 0.0%(c)
Hilton Grand Vacations Borrower LLC, Senior Secured First Lien, 5.72% (1 mo. SOFR US + 2.00%), 08/02/2028	320	322

Materials - 1.3%
Asplundh Tree Expert LLC, Senior Secured First Lien, 5.67% (1 mo. SOFR US + 1.75%), 09/07/2027	229,375	230,494
Quikrete Holdings, Inc., Senior Secured First Lien, 5.97% (1 mo. SOFR US + 2.25%), 04/14/2031	147,381	147,972
		378,466
TOTAL BANK LOANS (Cost $377,288)		378,788

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 1.6%	Par	Value
3.54%, 01/06/2026 (d)	500,000	499,809
TOTAL U.S. TREASURY BILLS (Cost $499,755)		499,809

TOTAL INVESTMENTS - 96.2% (Cost $29,189,763)		29,343,138
Money Market Deposit Account - 2.6% (e)		798,917
Other Assets in Excess of Liabilities - 1.2%		364,302
TOTAL NET ASSETS - 100.0%		$30,506,357

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $12,952,897 or 42.5% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown is the annualized yield as of December 31, 2025.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.45%.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Utilizing the valuation procedures, the Valuation Oversight Committee ("VOC") determines the level in which each investment is characterized. The VOC includes finance, operations, legal, risk and compliance members of the Trust’s Adviser, and the Trust’s Chief Legal Officer and Chief Compliance Officer. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The VOC reviews the valuation procedure periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third-party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange traded prices, transaction prices, and/or observable vendor prices.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are modified to reflect the estimates of a change in value from the time of the closing valuation in the foreign market until the time of the NYSE close, in accordance with information provided by a foreign fair value service are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Funds’ assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$19,459,086	$–	$19,459,086
Asset-Backed Securities	–	6,339,145	–	6,339,145
Collateralized Loan Obligations	–	2,666,310	–	2,666,310
Bank Loans	–	378,788	–	378,788
U.S. Treasury Bills	–	499,809	–	499,809
Total Investments	$–	$29,343,138	$–	$29,343,138

Refer to the Schedule of Investments for further disaggregation of investment categories.